Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2017 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Investment income	¥ 45,020	$ 6,919	¥ 39,539	¥ 39,699
Held-to-maturity investments, long-term	205,500		134,500			$ 31,585
Other comprehensive income-change in fair value of available-for-sale investments	272,574		22,983
Other comprehensive income-realized gains reclassified from other comprehensive income to "investment income"	22,149		27,693	43,448
Other comprehensive income-net unrealized gains on the available-for-sale investments	253,099		393
Amortized cost of the available-for-sale investments	108,886		152,950
Payment to acquire investment	¥ 52,638	$ 8,090
PPDAI Group Inc. | Series B Preferred Stock
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	2.11%				2.62%	2.11%
Payment to acquire investment					¥ 14,413
PPDAI Group Inc. | Common Stock | Maximum
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	15.00%					15.00%
PPDAI Group Inc. | Preferred Stock | Maximum
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	1.00%					1.00%
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Investment income	¥ 22,090		21,393	¥ 4,857
Held to maturity investment, gross unrecognized holding gain	9,136		1,361
Held-to-maturity investments | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities	195,500		¥ 124,500
Held-to-maturity securities, 2017
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	204,500
Held-to-maturity securities, 2019
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	¥ 1,000